Performance Trust Municipal Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)

MUNICIPAL BONDS - 90.4%	Par	Value
Alabama - 5.3%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2044	$1,510,000	$1,576,188
5.00%, 03/01/2045	1,860,000	1,933,400
Black Belt Energy Gas District
5.25%, 02/01/2053 (a)	6,560,000	6,829,723
5.50%, 10/01/2054 (a)	3,055,000	3,247,797
County of Jefferson, AL Sewer Revenue, 5.25%, 10/01/2043	4,000,000	4,120,480
Energy Southeast A Cooperative District, 5.50%, 11/01/2053 (a)	5,385,000	5,752,303
Southeast Energy Authority A Cooperative District
5.50%, 01/01/2053 (a)	4,345,000	4,584,978
5.00%, 05/01/2055 (a)	7,775,000	8,147,723
		36,192,592

Alaska - 0.3%
CIVIC Ventures, 5.00%, 09/01/2033	1,750,000	1,752,688

Arizona - 1.6%
City of Glendale, AZ Water & Sewer Revenue, 5.00%, 07/01/2025	1,070,000	1,071,665
Industrial Development Authority of the City of Phoenix, Arizona, 4.00%, 07/01/2026 (b)	1,300,000	1,301,314
Salt River Project Agricultural Improvement & Power District, 5.00%, 12/01/2045	7,000,000	7,000,000
State of Arizona Distribution Revenue, 5.50%, 07/01/2042	1,545,000	1,757,037
		11,130,016

California - 12.4%
Acton-Agua Dulce Unified School District, 0.00%, 05/01/2039 (c)	2,000,000	1,083,054
Baldwin Park Unified School District, 0.00%, 08/01/2037 (c)	1,000,000	608,240
Belmont-Redwood Shores School District, 0.00%, 08/01/2039 (c)	4,000,000	2,171,297
California Educational Facilities Authority, 5.00%, 05/01/2049	4,000,000	4,306,130
California Municipal Finance Authority, 4.00%, 12/01/2026 (b)	965,000	947,807
Campbell Union School District, 0.00%, 08/01/2039 (c)	4,700,000	2,599,705
City of San Diego, CA Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	870,000	865,436
Coachella Valley Unified School District, 0.00%, 08/01/2043 (c)	1,015,000	443,783
El Rancho Unified School District, 0.00%, 08/01/2035 (c)	360,000	246,291
Fowler Unified School District, 5.50%, 08/01/2053	4,945,000	5,230,121
Hope Elementary School District
0.00%, 08/01/2036 (c)	500,000	324,732
0.00%, 08/01/2037 (c)	540,000	332,388
0.00%, 08/01/2038 (c)	550,000	319,462
0.00%, 08/01/2040 (c)	1,085,000	563,153
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	5,850,000	5,627,609
Lakeside Union School District
0.00%, 08/01/2038 (c)	4,035,000	2,331,634
0.00%, 08/01/2039 (c)	4,375,000	2,389,923
Lemon Grove School District, 0.00%, 08/01/2039 (c)	940,000	519,220
Los Angeles County Public Works Financing Authority, 5.50%, 12/01/2049	7,000,000	7,505,281
Manhattan Beach Unified School District
0.00%, 09/01/2040 (c)	2,085,000	1,112,862
0.00%, 09/01/2041 (c)	1,295,000	652,532
Millbrae School District, 0.00%, 07/01/2039 (c)	1,735,000	977,476
Mount San Antonio Community College District, 0.00%, 08/01/2043 (c)	1,605,000	1,537,496
Oceanside Unified School District, 0.00%, 08/01/2039 (c)	445,000	246,142
Paramount Unified School District, 0.00%, 08/01/2037 (c)	630,000	387,786
Pittsburg Unified School District Financing Authority
0.00%, 09/01/2041 (c)	2,865,000	1,382,977
0.00%, 09/01/2042 (c)	1,940,000	883,237
Placentia-Yorba Linda Unified School District, 0.00%, 08/01/2041 (c)	5,325,000	2,559,139
Poway Unified School District
0.00%, 08/01/2040 (c)	4,905,000	2,529,125
0.00%, 08/01/2046 (c)	12,165,000	4,276,810
Rowland Unified School District, 0.00%, 08/01/2041 (c)	5,145,000	2,580,482
San Bernardino Community College District
0.00%, 08/01/2038 (c)	210,000	118,984
0.00%, 08/01/2044 (c)	12,485,000	5,123,167
San Diego Community College District
0.00%, 08/01/2039 (c)	8,525,000	4,794,591
0.00%, 08/01/2041 (c)	1,860,000	934,363
San Diego Unified School District
0.00%, 07/01/2040 (c)	7,760,000	4,117,863
0.00%, 07/01/2041 (c)	11,400,000	7,400,156
0.00%, 07/01/2043 (c)	4,420,000	1,982,668
Santa Barbara Secondary High School District, 0.00%, 08/01/2040 (c)	6,365,000	3,200,547
		85,213,669

Colorado - 5.3%
Adams & Arapahoe Joint School District 28J Aurora
5.50%, 12/01/2042	3,150,000	3,493,879
5.50%, 12/01/2043	3,375,000	3,722,034
City & County of Denver, CO Airport System Revenue
5.75%, 11/15/2036 (d)	6,325,000	7,285,014
5.75%, 11/15/2041 (d)	5,970,000	6,406,053
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	440,000	433,128
Denver City & County School District No. 1, 5.50%, 12/01/2044	13,000,000	14,110,611
Durango School District No 9-R, 5.25%, 11/01/2044	1,000,000	1,065,677
		36,516,396

Connecticut - 0.3%
Connecticut State Health & Educational Facilities Authority, 12.00%, 09/01/2030 (b)	570,000	583,433
State of Connecticut, 5.00%, 03/15/2043	1,600,000	1,685,518
		2,268,951

District of Columbia - 1.2%
District of Columbia, 5.50%, 07/01/2047	8,130,000	8,563,305

Florida - 7.8%
Bay County School Board
5.50%, 07/01/2041	1,450,000	1,536,024
5.50%, 07/01/2042	1,300,000	1,370,884
City of Fort Lauderdale, FL Water & Sewer Revenue, 5.50%, 09/01/2048	10,425,000	11,137,947
City of Fort Myers, FL Utility System Revenue, 5.50%, 10/01/2049	5,000,000	5,317,581
City of Venice, FL, 4.25%, 01/01/2030 (b)	850,000	848,125
County of Lee FL Airport Revenue, 5.25%, 10/01/2043 (d)	2,690,000	2,775,191
County of Miami-Dade, FL
0.00%, 10/01/2040 (c)	5,000,000	2,544,100
0.00%, 10/01/2041 (c)	2,335,000	1,117,891
0.00%, 10/01/2042 (c)	2,040,000	917,765
0.00%, 10/01/2045 (c)	4,500,000	1,769,313
County of Sarasota, FL Utility System Revenue, 5.25%, 10/01/2047	2,500,000	2,606,092
Florida Development Finance Corp., 5.50%, 09/15/2025 (b)	195,000	194,353
Greater Orlando Aviation Authority
5.25%, 10/01/2042 (d)	8,390,000	8,733,154
5.25%, 10/01/2043 (d)	5,000,000	5,177,355
5.25%, 10/01/2044 (d)	3,000,000	3,102,605
Lee County Industrial Development Authority, 4.13%, 11/15/2029	2,050,000	2,051,253
State of Florida, 5.00%, 06/01/2025	2,865,000	2,865,000
		54,064,633

Georgia - 1.2%
City of Conyers, GA, 4.30%, 03/01/2031	1,080,000	1,015,103
Main Street Natural Gas, Inc., 5.00%, 05/01/2054 (a)	6,000,000	6,303,990
Metropolitan Atlanta Rapid Transit Authority, 5.00%, 07/01/2044	1,000,000	1,001,581
		8,320,674

Idaho - 0.6%
Idaho Housing & Finance Association, 5.00%, 08/15/2044	4,125,000	4,340,219

Illinois - 2.5%
Chicago O'Hare International Airport, 5.50%, 01/01/2044 (d)	7,250,000	7,608,281
City of Joliet, IL, 5.50%, 12/15/2042	5,080,000	5,351,412
Will County School District No. 114 Manhattan, 5.50%, 01/01/2045	3,765,000	4,005,943
		16,965,636

Indiana - 9.7%
Avon Community School Building Corp.
5.50%, 07/15/2040	2,220,000	2,414,129
5.50%, 07/15/2041	2,400,000	2,593,521
5.50%, 01/15/2043	4,400,000	4,704,431
Clark-Pleasant Community School Building Corp., 5.25%, 01/15/2042	2,575,000	2,705,630
Fishers Town Hall Building Corp.
5.50%, 07/15/2038	1,055,000	1,170,554
5.50%, 07/15/2039	700,000	772,913
5.50%, 07/15/2040	1,500,000	1,648,123
5.50%, 07/15/2043	2,000,000	2,173,706
Fort Wayne Redevelopment Authority, 5.00%, 12/15/2041	2,040,000	2,108,254
Franklin Township-Marion County Multiple School Building Corp., 5.00%, 07/15/2043	1,250,000	1,296,878
Greater Clark Building Corp.
6.00%, 07/15/2038	6,095,000	6,873,469
6.00%, 01/15/2042	5,660,000	6,210,780
6.00%, 01/15/2043	1,150,000	1,270,823
Indianapolis Local Public Improvement Bond Bank, 6.00%, 02/01/2048	8,840,000	9,738,344
IPS Multi-School Building Corp., 5.50%, 07/15/2042	1,515,000	1,614,740
Lake Ridge Multi-School Building Corp., 5.50%, 07/15/2040	1,805,000	1,943,469
Lebanon Middle School Building Corp., 5.00%, 01/15/2044	2,000,000	2,055,222
Noblesville High School Building Corp.
6.00%, 07/15/2038	395,000	452,964
6.00%, 07/15/2040	640,000	723,879
6.00%, 01/15/2043	1,160,000	1,291,067
Tippecanoe County School Building Corp., 6.00%, 01/15/2042	1,445,000	1,599,569
Tri-Creek High School Building Corp., 5.50%, 07/15/2040	4,320,000	4,679,232
Wawasee High School Building Corp., 5.00%, 07/15/2042	6,865,000	7,117,790
		67,159,487

Iowa - 0.5%
City of Iowa City, IA, 6.00%, 06/01/2025	1,955,000	1,955,000
Iowa Tobacco Settlement Authority, 4.00%, 06/01/2049	1,555,000	1,555,000
		3,510,000

Kansas - 1.1%
State of Kansas Department of Transportation, 5.00%, 09/01/2043	7,325,000	7,718,055

Kentucky - 1.2%
County of Trimble, KY, 1.30%, 09/01/2044 (a)(d)	3,500,000	3,220,732
Kentucky Economic Development Finance Authority, 5.00%, 05/15/2026	220,000	218,028
Kentucky State Property & Building Commission
5.50%, 11/01/2041	2,035,000	2,206,706
5.50%, 11/01/2042	2,600,000	2,801,761
		8,447,227

Maryland - 0.9%
Maryland Stadium Authority, 5.00%, 05/01/2050	5,775,000	6,018,954

Massachusetts - 1.5%
Commonwealth of Massachusetts, 5.00%, 12/01/2043	10,000,000	10,498,476

Michigan - 0.8%
Michigan Finance Authority, 3.27%, 06/01/2039	6,100,000	5,638,779

Missouri - 1.2%
Jackson County Reorganized School District No 7/MO
6.00%, 03/01/2042	3,105,000	3,527,959
6.00%, 03/01/2043	1,500,000	1,695,269
Jackson County School District No. R-IV Blue Springs, 5.50%, 03/01/2044	2,690,000	2,914,661
		8,137,889

Nebraska - 0.4%
Omaha Public Power District, 5.50%, 02/01/2049	2,545,000	2,689,104

Nevada - 1.0%
Clark County Water Reclamation District, 5.00%, 07/01/2043	4,000,000	4,164,540
State of Nevada Department of Business & Industry, 9.50%, 01/01/2065 (b)(d)	3,000,000	2,862,763
		7,027,303

New Hampshire - 0.7%
New Hampshire Business Finance Authority
5.50%, 12/01/2030 (b)	2,000,000	2,012,417
4.88%, 12/01/2033 (b)	2,998,000	2,955,806
		4,968,223

New Jersey - 1.1%
New Jersey Economic Development Authority, 5.50%, 01/01/2027 (d)	300,000	300,379
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2038 (c)	1,070,000	579,916
0.00%, 12/15/2039 (c)	12,635,000	6,487,363
		7,367,658

New York - 5.2%
Build NYC Resource Corp., 4.00%, 06/15/2031 (b)	600,000	577,273
New York City Municipal Water Finance Authority, 5.00%, 06/15/2043	3,790,000	3,984,288
New York City Transitional Finance Authority
5.25%, 05/01/2043	5,000,000	5,319,131
5.50%, 05/01/2044	3,575,000	3,837,245
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.50%, 11/01/2045	10,095,000	10,706,797
New York State Dormitory Authority, 5.00%, 10/01/2047	4,235,000	4,502,428
Rockland County Solid Waste Management Authority, 6.25%, 12/15/2049	2,585,000	2,897,389
Triborough Bridge & Tunnel Authority, 5.00%, 05/15/2052	4,065,000	4,296,010
		36,120,561

North Carolina - 2.4%
North Carolina Medical Care Commission
4.25%, 09/01/2028	1,090,000	1,085,002
3.75%, 10/01/2028	585,000	584,408
4.25%, 10/01/2028	250,000	250,031
4.50%, 09/01/2029	600,000	596,563
University of North Carolina at Chapel Hill
5.00%, 02/01/2045	6,015,000	6,296,183
5.00%, 02/01/2049	6,325,000	6,682,202
Watauga Public Facilities Corp., 5.25%, 06/01/2042	1,260,000	1,336,161
		16,830,550

North Dakota - 0.4%
Cass County Joint Water Resource District, 3.45%, 04/01/2027	3,000,000	2,994,524

Ohio - 2.3%
Columbus Regional Airport Authority, 5.25%, 01/01/2041 (d)	2,000,000	2,080,608
County of Franklin, OH, 5.00%, 11/01/2048	5,480,000	5,635,884
County of Hamilton, OH, 5.00%, 11/15/2049	6,095,000	6,220,356
Ohio Water Development Authority Water Pollution Control Loan Fund, 5.00%, 06/01/2025	1,590,000	1,590,000
		15,526,848

Oklahoma - 0.7%
Oklahoma Turnpike Authority
5.00%, 01/01/2040	1,500,000	1,591,682
5.00%, 01/01/2041	1,500,000	1,573,214
5.00%, 01/01/2042	1,500,000	1,560,550
		4,725,446

Pennsylvania - 2.4%
Allegheny County Sanitary Authority, 5.75%, 06/01/2047	6,835,000	7,285,400
City of Philadelphia, PA Water & Wastewater Revenue, 5.50%, 06/01/2047	2,365,000	2,490,181
Pennsylvania Turnpike Commission
5.00%, 06/01/2025	1,700,000	1,700,000
5.25%, 12/01/2041	1,020,000	1,088,450
5.25%, 12/01/2042	1,015,000	1,075,024
Southeastern Pennsylvania Transportation Authority, 5.25%, 06/01/2041	2,585,000	2,751,001
		16,390,056

Puerto Rico - 0.6%
Commonwealth of Puerto Rico, 0.00%, 11/01/2043 (a)(c)	608,471	365,844
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	2,169,587	2,084,960
Puerto Rico Highway & Transportation Authority, 5.85%, 03/01/2027	1,395,000	1,387,483
		3,838,287

Rhode Island - 1.1%
Rhode Island Health and Educational Building Corp.
5.50%, 05/15/2042	3,335,000	3,530,505
5.50%, 05/15/2047	4,000,000	4,203,677
		7,734,182

South Carolina - 1.9%
County of Horry, SC, 5.25%, 09/01/2047	4,000,000	4,184,396
Patriots Energy Group Financing Agency, 5.25%, 02/01/2054 (a)	5,180,000	5,488,982
South Island Public Service District, 5.25%, 04/01/2042	3,330,000	3,535,054
		13,208,432

Tennessee - 0.3%
Metropolitan Nashville Airport Authority, 5.50%, 07/01/2037 (d)	1,650,000	1,779,777

Texas - 9.1%
Aldine Independent School District, 5.00%, 02/15/2042	2,775,000	2,901,552
Austin Independent School District, 5.00%, 08/01/2025	1,915,000	1,921,275
Board of Regents of the University of Texas System, 5.00%, 08/15/2025	3,170,000	3,182,542
City of San Antonio, TX Electric & Gas Systems Revenue
5.25%, 02/01/2042	3,025,000	3,194,784
5.50%, 02/01/2049	7,950,000	8,464,149
Clint Independent School District, 5.00%, 08/15/2034	1,165,000	1,169,325
Colony Economic Development Corp., 7.25%, 10/01/2042	1,500,000	1,429,413
Colony Local Development Corp., 7.25%, 10/01/2033	700,000	699,981
Crowley Independent School District, 5.00%, 08/01/2033	1,065,000	1,068,277
Dallas Area Rapid Transit, 5.00%, 12/01/2046	1,675,000	1,691,878
Dallas Fort Worth International Airport
5.00%, 11/01/2041	5,000,000	5,267,795
5.00%, 11/01/2043	3,910,000	4,066,591
Del Valle Independent School District, TX, 5.00%, 06/15/2025	1,500,000	1,500,994
Fort Worth Independent School District, 5.00%, 02/15/2043	1,050,000	1,102,574
Harris County Hospital District, 5.00%, 02/15/2042	2,500,000	2,606,725
Leander Independent School District, 5.00%, 08/15/2042	1,100,000	1,162,646
Lewisville Independent School District, 5.00%, 08/15/2025	1,570,000	1,576,018
Lower Colorado River Authority
5.50%, 05/15/2047	5,000,000	5,212,229
5.50%, 05/15/2048	3,000,000	3,131,733
North Texas Tollway Authority, 0.00%, 01/01/2038 (c)	1,055,000	615,482
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028 (b)	3,000,000	2,738,186
Port of Beaumont Navigation District, 10.00%, 07/01/2026 (b)	1,500,000	1,535,051
Pottsboro Higher Education Finance Corp., 2.00%, 08/15/2040	775,000	527,642
United Independent School District/TX, 5.00%, 08/15/2034	1,000,000	1,003,815
West Harris County Regional Water Authority, 5.50%, 12/15/2042	4,500,000	4,799,314
		62,569,971

Utah - 1.3%
Wasatch County School District Local Building Authority, 5.50%, 06/01/2047	7,570,000	7,901,695
Wildflower Improvement Association, 6.63%, 03/01/2031 (b)	1,102,928	1,075,583
		8,977,278

Virginia - 0.6%
Commonwealth of Virginia, 5.00%, 06/01/2025	2,090,000	2,090,000
Virginia Beach Development Authority, 5.38%, 09/01/2029	2,000,000	2,016,533
		4,106,533

Washington - 1.7%
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2046	10,000,000	10,512,836
Chelan County Public Utility District No. 1, 5.00%, 07/01/2025 (d)	1,000,000	1,001,433
		11,514,269

Wisconsin - 1.8%
Milwaukee Area Technical College District, 6.00%, 06/01/2025	1,560,000	1,560,000
Public Finance Authority
5.50%, 12/15/2028	1,000,000	1,000,000
7.50%, 06/01/2029 (b)	2,000,000	1,935,083
5.00%, 07/15/2030 (b)	1,000,000	995,687
0.00%, 12/15/2034 (b)(c)	4,629,000	2,598,165
5.00%, 12/15/2036 (b)	2,998,651	2,943,427
0.00%, 12/15/2037 (b)(c)	3,000,000	1,475,499
		12,507,861
TOTAL MUNICIPAL BONDS (Cost $633,596,005)		623,334,509

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.1%	Par	Value
California Housing Finance Agency, Series 2021-2, Class X, 0.83%, 03/25/2035 (e)	40,357,281	1,656,263
Freddie Mac Multifamily ML Certificates
Series 2019-ML05, Class XCA, 0.25%, 11/25/2033 (a)(e)	44,485,684	660,612
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037 (a)(b)(e)	10,345,871	730,005
Series 2020-ML07, Class XUS, 2.00%, 10/25/2036 (a)(b)(e)	14,783,283	1,886,790
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037 (e)	33,913,283	4,034,663
Series 2021-ML09, Class XUS, 1.55%, 02/25/2040 (a)(b)(e)	37,961,205	4,100,569
Series 2021-ML10, Class XUS, 2.13%, 01/25/2038 (a)(b)(e)	18,930,141	2,502,186
Series 2021-ML10, Class XUS, 1.58%, 06/25/2038 (a)(b)(e)	49,357,981	5,118,423
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038 (b)(e)	89,534,959	4,237,690
Series 2021-ML12, Class XUS, 1.23%, 07/25/2041 (a)(b)(e)	25,455,985	2,254,637
Series 2022-ML13, Class XUS, 0.96%, 07/25/2036 (a)(e)	80,543,733	4,264,791
Series 2022-ML13, Class XUS, 1.00%, 09/25/2036 (e)	52,051,350	3,429,663
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $39,733,219)		34,876,292

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 1.7%	Par	Value
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035 (e)	47,582,194	2,055,551
Series 2021-3, Class X, 0.77%, 08/20/2036 (e)	24,840,448	1,137,196
New Hampshire Business Finance Authority
Series 2022-2, Class X, 0.69%, 10/20/2036 (e)	66,065,212	2,832,876
Series 2023-2, Class X, 0.75%, 01/20/2038 (a)(e)	58,725,070	3,054,291
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035 (a)(e)	64,246,542	2,536,453
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $12,812,583)		11,616,367

CORPORATE BONDS - 0.4%	Par	Value
Real Estate Management & Development - 0.4%
MMH Master LLC, 6.38%, 02/01/2034 (b)	2,797,000	2,888,217
TOTAL CORPORATE BONDS (Cost $2,802,361)		2,888,217

SHORT-TERM INVESTMENTS - 4.4%		Value
Money Market Funds - 4.4%	Shares
First American Government Obligations Fund - Class X, 4.22% (f)	30,490,527	30,490,527
TOTAL SHORT-TERM INVESTMENTS (Cost $30,490,527)		30,490,527

TOTAL INVESTMENTS - 102.0% (Cost $719,434,740)		703,205,912
Liabilities in Excess of Other Assets - (2.0)%		(13,906,600)
TOTAL NET ASSETS - 100.0%		$689,299,312
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $51,298,489 or 7.4% of the Fund’s net assets.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2025, the total value of securities subject to the AMT was $52,333,345 or 7.6% of net assets.
(e)	Interest only security.
(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Performance Trust Municipal Bond Fund
Notes to Schedule of Investments
May 31, 2025 (Unaudited)

Investment Valuation
Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Performance Trust Municipal Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

Performance Trust Municipal Bond Fund
Notes to Schedule of Investments (Continued)
May 31, 2025 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds	$–	$623,334,509	$–	$623,334,509
Agency Commercial Mortgage Backed Securities	–	34,876,292	–	34,876,292
Non-Agency Commercial Mortgage Backed Securities	–	11,616,367	–	11,616,367
Corporate Bonds	–	2,888,217	–	2,888,217
Money Market Funds	30,490,527	–	–	30,490,527
Total Investments	$30,490,527	$672,715,385	$–	$703,205,912

Refer to the Schedule of Investments for further disaggregation of investment categories.